Land Use Right (Tables) (Land Use Right)	12 Months Ended
Dec. 31, 2013
Land Use Right
Land Use Right
Summary of land use right

The land use right will be fully amortized by August 31, 2057. The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Cost	27,779	27,779
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(1,250)	(1,508)
Land use right, net	11,529	11,271